Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Apr. 19, 2021
Document Creation Date	dei_DocumentCreationDate	Apr. 16, 2021